Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	0	37,750,000
Redeemable convertible preferred stock, shares issued	0	37,750,000
Redeemable convertible preferred stock, shares outstanding	0	37,750,000
Redeemable convertible preferred stock, liquidation preference	$ 0	$ 40,663
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	120,000,000	66,000,000
Common stock, shares issued	25,621,791	1,622,761
Common stock, shares outstanding	25,621,791	1,622,761